Income from operations - Employees (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Line Items]
Average number of employees	76,445	73,767	71,429
Continuing operations [member] | Production [Member]
Income from operations [Line Items]
Average number of employees	38,618	35,482	31,222
Continuing operations [member] | Research & development [Member]
Income from operations [Line Items]
Average number of employees	10,751	10,812	11,669
Continuing operations [member] | Other [Member]
Income from operations [Line Items]
Average number of employees	22,543	22,474	22,924
Continuing operations [member] | Employees [Member]
Income from operations [Line Items]
Average number of employees	71,912	68,769	65,815
Continuing operations [member] | Third party workers [Member]
Income from operations [Line Items]
Average number of employees	4,533	4,998	5,614